Equity instruments (Details) - BRL (R$)		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Instruments
Financial Assets Measured At Fair Value Through Profit or Loss Held For Trading		R$ 2,365,229,000	R$ 2,020,610,000	R$ 1,818,276,000
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss		240,050,000	477,707,000	438,912,000
Financial Assets Measured At Fair Value Through Other Comprehensive Income		33,493,000	29,187,000	72,173,000
Total		2,638,772,000	2,527,504,000	2,329,361,000
Type:
Shares of Brazilian companies		1,458,883,000	1,869,824,000	1,953,128,000
Shares of foreign companies		60,235,000	48,825,000	13,617,000
Investment funds	[1]	1,119,654,000	608,855,000	362,616,000
Total		R$ 2,638,772,000	R$ 2,527,504,000	R$ 2,329,361,000

[1]	Composed mainly by investment on fixed income, public and private securities.